UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21400
Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 96.3%

Security	Shares	Value
Aerospace & Defense — 1.0%
Honeywell International, Inc.	300,000	$9,948,000

		$9,948,000

Chemicals — 1.9%
K+S AG	148,906	$11,157,929
Potash Corp. of Saskatchewan, Inc.	72,000	8,340,480

		$19,498,409

Communications Equipment — 0.9%
Nokia Oyj	600,000	$9,207,933

		$9,207,933

Computers & Peripherals — 3.2%
International Business Machines Corp.	304,000	$32,309,120

		$32,309,120

Diversified Telecommunication Services — 9.7%
AT&T, Inc.	1,658,750	$41,120,413
France Telecom SA	780,000	19,021,324
Koninklijke KPN NV	375,000	4,934,408
Telefonos de Mexico SA de CV ADR	650,000	10,796,500
TeliaSonera AB	4,200,000	21,684,069

		$97,556,714

Electric Utilities — 10.6%
E.ON AG	684,000	$24,278,980
Edison International	677,000	19,795,480
Exelon Corp.	75,000	3,600,750
FirstEnergy Corp.	350,000	13,226,500
Fortum Oyj	940,000	23,078,690
FPL Group, Inc.	400,000	22,612,000

		$106,592,400

Electrical Equipment — 1.0%
Emerson Electric Co.	300,000	$9,627,000

		$9,627,000

Food Products — 7.0%
Danone	375,000	$18,738,127
Kraft Foods, Inc., Class A	622,821	16,261,856
Nestle SA	981,000	35,721,020

		$70,721,003

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	230,000	$6,118,000

		$6,118,000

Security	Shares	Value
Household Durables — 1.4%
Stanley Works (The)	400,000	$14,280,000

		$14,280,000

Household Products — 0.7%
Kimberly-Clark Corp.	135,000	$7,005,150

		$7,005,150

Industrial Conglomerates — 0.6%
Siemens AG	85,000	$6,213,061

		$6,213,061

Insurance — 1.2%
Zurich Financial Services AG	67,000	$12,539,225

		$12,539,225

Metals & Mining — 5.8%
BHP Billiton, Ltd. ADR	481,000	$27,051,440
Companhia Vale do Rio Doce ADR	1,950,000	31,648,500

		$58,699,940

Multi-Utilities — 7.6%
GDF Suez	265,000	$10,470,213
National Grid PLC	2,000,000	19,392,866
RWE AG	292,000	24,311,900
Sempra Energy	500,000	22,840,000

		$77,014,979

Oil, Gas & Consumable Fuels — 22.7%
BP PLC	460,000	$3,802,515
BP PLC ADR	515,000	25,492,500
Chevron Corp.	624,000	41,602,080
ConocoPhillips	720,000	33,004,800
ENI SpA	840,000	20,381,119
Husky Energy, Inc.	772,000	23,695,644
Marathon Oil Corp.	1,296,000	41,316,480
Peabody Energy Corp.	500,000	16,990,000
StatoilHydro ASA	1,065,000	22,492,260

		$228,777,398

Pharmaceuticals — 7.0%
Johnson & Johnson	146,000	$8,053,360
Novartis AG	425,000	17,006,864
Sanofi-Aventis SA	320,000	20,423,737
Schering-Plough Corp.	1,034,000	25,229,600

		$70,713,561

Software — 1.3%
Microsoft Corp.	650,000	$13,578,500

		$13,578,500

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	275,000	$15,625,500

		$15,625,500

Tobacco — 8.6%
Altria Group, Inc.	900,000	$15,381,000
British American Tobacco PLC	985,000	26,998,378
Philip Morris International, Inc.	1,047,000	44,644,080

		$87,023,458

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	10,000,000	$18,812,553

		$18,812,553

Total Common Stocks (identified cost $759,519,252)		$971,861,904

Preferred Stocks — 33.2%

Security	Shares	Value
Commercial Banks — 11.6%
Abbey National Capital Trust I, 8.963%(2)	6,000	$4,510,236
ABN AMRO North America Capital Funding Trust, 6.968%(2)(3)	1,250	503,906
Barclays Bank PLC, 6.86%(2)(3)	3,500	2,208,938
Barclays Bank PLC, 8.55%(2)(3)	9,400	6,335,525
BBVA International Preferred, S.A. Unipersonal, 5.919%(2)	6,500	3,949,504
BNP Paribas, 7.195%(2)(3)	85	6,472,138
BNP Paribas Capital Trust, 9.003%(2)(3)	5,395	3,481,874
Credit Agricole SA/London, 6.637%(2)(3)	9,950	6,461,381
DB Capital Funding VIII, 6.375%	310,600	5,236,716
DB Contingent Capital Trust II, 6.55%	200,000	3,398,000
Den Norske Bank, 7.729%(2)(3)	16,000	12,038,544
First Tennessee Bank, 3.75%(2)(3)	2,775	680,742
JPMorgan Chase & Co., 7.90%(2)	19,250	16,241,571
Landsbanki Islands HF, 7.431%(2)(3)(4)	20,750	12,450
Lloyds Banking Group PLC, 6.657%(2)(3)	18,750	7,448,100
PNC Financial Services Group, Inc., Series F, 9.875%(2)	208,000	5,179,200
Royal Bank of Scotland Group PLC, 7.64%(2)	155	6,229,264
Santander Finance Unipersonal, 6.50%	380,000	6,612,000
Standard Chartered PLC, 6.409%(2)(3)	128	9,080,384
UBS Preferred Funding Trust I, 8.622%(2)	13,000	8,642,582
Wells Fargo Co., 7.98%(2)	3,250	2,592,229

		$117,315,284

Diversified Financial Services — 2.4%
Bank of America Corp., 6.70%	81,450	$1,295,055
Bank of America Corp., Series I, 6.625%	335,000	5,473,900
CoBank, 7.00%(3)	400,000	10,222,800
CoBank, 11.00%(3)	170,000	7,286,965

		$24,278,720

Security	Shares	Value
Food Products — 0.7%
Dairy Farmers of America, 7.875%(3)	73,750	$4,021,684
Ocean Spray Cranberries, Inc., 6.25%(3)	47,500	3,047,424

		$7,069,108

Insurance — 10.1%
Aegon NV, 6.375%	330,000	$4,752,000
Arch Capital Group, Ltd., Series A, 8.00%	424,500	9,351,735
Arch Capital Group, Ltd., Series B, 7.875%	60,500	1,250,535
AXA SA, 6.379%(2)(3)	2,000	1,301,182
AXA SA, 6.463%(2)(3)	18,925	11,957,080
Endurance Specialty Holdings, Ltd., 7.75%	317,500	5,461,000
ING Capital Funding Trust III, 8.439%(2)	17,075	9,650,158
ING Groep NV, 8.50%	725,000	12,825,250
PartnerRe, Ltd., 6.50%	25,000	472,750
Prudential PLC, 6.50%	21,400	12,776,035
RAM Holdings, Ltd., Series A, 7.50%(2)(3)	13,000	589,875
RenaissanceRe Holdings, Ltd., 6.08%	199,100	3,420,538
RenaissanceRe Holdings, Ltd., 6.60%	400,500	7,729,650
Zurich Regcaps Fund Trust I, 6.58%(2)(3)	6,000	6,020,625
Zurich Regcaps Fund Trust VI, 1.802%(2)(3)	16,300	14,817,719

		$102,376,132

Oil, Gas & Consumable Fuels — 1.3%
Kinder Morgan GP, Inc., 8.33%(2)(3)	12,000	$13,185,750

		$13,185,750

Real Estate Investment Trusts (REITs) — 7.1%
AMB Property Corp., 6.75%	176,000	$2,858,240
Health Care, Inc., 7.875%	170,100	3,487,050
ProLogis Trust, 6.75%	1,310,000	20,305,000
PS Business Parks, Inc., 7.95%	215,000	4,540,800
Public Storage, Inc., 6.85%	400,000	8,750,000
Regency Centers Corp., 7.45%	44,720	860,860
Vornado Realty Trust, 7.00%	1,600,000	30,650,080

		$71,452,030

Total Preferred Stocks (identified cost $511,013,455)		$335,677,024

Corporate Bonds & Notes — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Retail-Food and Drug — 1.0%
CVS Caremark Corp., 6.302%, 6/1/37(2)	$15,000	$10,206,315

		$10,206,315

Total Corporate Bonds & Notes (identified cost $12,428,161)		$10,206,315

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.03%, 6/1/09(5)	$7,735	$7,734,749

Total Short-Term Investments (identified cost $7,734,749)		$7,734,749

Total Investments — 131.3% (identified cost $1,290,695,617)		$1,325,479,992

Other Assets, Less Liabilities — (31.3)%		$(315,864,740)

Net Assets — 100.0%		$1,009,615,252

ADR	-	American Depository Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.
(2)		Variable rate security. The stated interest rate represents the rate in effect at May 31, 2009.
(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities is $127,175,086 or 12.6% of the Fund’s net assets.
(4)		Defaulted security.
(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2009 was $372,058.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	58.5%	$775,322,424
United Kingdom	7.1	94,498,812
France	5.2	68,653,401
Germany	5.0	65,961,870
Switzerland	4.9	65,267,109
Finland	2.4	32,286,623
Canada	2.4	32,036,124
Brazil	2.4	31,648,500
Bermuda	2.1	28,276,083
Australia	2.1	27,051,440
Netherlands	1.7	22,511,658
Norway	1.7	22,492,260
Sweden	1.6	21,684,069
Italy	1.6	20,381,119
Mexico	0.8	10,796,500
Spain	0.5	6,612,000

Total Investments	100.0%	$1,325,479,992

The Fund did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,295,291,627

Gross unrealized appreciation	$232,686,650
Gross unrealized depreciation	(202,498,285)

Net unrealized appreciation	$30,188,365

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$841,139,471
Level 2	Other Significant Observable Inputs	484,340,521
Level 3	Significant Unobservable Inputs	—

Total		$1,325,479,992

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Securities
Balance as of August 31, 2008	$0	*
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)*	0
Net purchases (sales)	(0)
Net transfer to (from) Level 3	—

Balance as of May 31, 2009	$—

*	All Level 3 assets held at August 31, 2008 were valued at $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009